Business Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Acquisitions

22) Business Acquisitions

The Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen and the Dan Cisne.

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.1 million and $0.1 million as of December 31, 2014 and 2013, respectively, were expensed as incurred. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

(U.S. Dollars in thousands)	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014	Final Carmen Knutsen August 1, 2013
Purchase price (1)	$18,230	$114,293	$55,772
Less: Fair value of net assets acquired:
Vessel and equipment (2)	103,400	335,000	145,000
Cash	1,574	8,997	89
Inventories	—	395	234
Other current assets	—	1,939	108
Amounts due from related parties	—	4	—
Long-term debt	(82,164)	(221,812)	(89,125)
Other long-term liabilities	—	(4,774)	—
Derivatives liabilities	(968)	(348)	—
Trade accounts payable	(35)	(390)	(91)
Accrued expenses	(825)	(1,360)	(387)
Prepaid charter and deferred revenue	—	(1,487)	—
Amount due to related parties	(2,752)	(2,338)	(56)

Subtotal	18,230	113,826	55,772

Difference between the purchase price and fair value of net assets acquired	$—	$467	$—
Goodwill (3)	—	467	—
Difference between the purchase price and allocated values	$—	$—	$—

(1)	The purchase price comprises the following:

(U.S. Dollars in thousands)	Final Dan Cisne December 15, 2014	Final Hilda Knutsen and Torill Knutsen June 30, 2014	Final Carmen Knutsen August 1, 2013
Cash consideration paid to KNOT	$8,836	$113,306	$45,423
Purchase price adjustments	(2,606)	987	—
Seller’s credit	12,000	—	10,349

Purchase price	$18,230	$114,293	$55,772

(2)	Vessel and equipment includes allocation to dry docking for the following vessels: Hilda Knutsen of $2,042, Torill Knutsen of $2,166 and Carmen Knutsen of $1,769. For Dan Cisne $400 of the purchase price adjustments was allocated to the vessel.
(3)	The goodwill recognized in connection with the acquisitions of Hilda Knutsen and Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Dan Cisne

On December 15, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne. The purchase price was $103.0 million, less assumed bank debt of $82.2 million less other purchase price adjustments of $2.6 million. The Partnership accounted for this acquisition as an acquisition of a business.

Revenue and profit contributions

Since the Dan Cisne acquisition date, the business has contributed revenues of $0.5 million and net income of $0.9 million to the Partnership for the period from December 15, 2014 to December 31, 2014.

Hilda Knutsen & Torill Knutsen

On June 30, 2014, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in: (i) Knutsen Shuttle Tankers 14 AS, the company that owns and operates the Hilda Knutsen ; and (ii) Knutsen Shuttle Tankers 15 AS, the company that owns and operates the Torill Knutsen (the “Acquisitions”) . The purchase price of the Hilda Knutsen was $166.0 million, net of $109.6 million of outstanding indebtedness related to the vessel. The purchase price of the Torill Knutsen was $169.0 million, net of $112.1 million of outstanding indebtedness related to the vessel. The cash portion of the purchase prices was financed with proceeds from the Partnership’s public offering of 4,600,000 common units which closed on June 27, 2014. See Note 23—Equity Offerings. The purchase prices were subsequently adjusted by a working capital adjustment of $1.0 million. The Partnership accounted for these acquisitions as the acquisitions of businesses.

Revenue and profit contributions

Since the Hilda Knutsen and the Torill Knutsen acquisition date, the businesses have contributed revenues of $23.5 million and net income of $10.0 million to the Partnership for the period from June 30, 2014 to December 31, 2014.

Carmen Knutsen

In August 2013, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 13 AS, the company that owns and operates the Carmen Knutsen. The purchase price was $145.0 million for the vessel, less assumed bank debt of $89.1 million and other purchase price adjustments of $0.1 million. The Partnership accounted for this acquisition as an acquisition of a business.

Revenue and Profit Contributions

Since the Carmen Knutsen acquisition date, the business contributed revenues of $8.4 million and net income of $2.5 million to the Partnership for the period from August 1, 2013 to December 31, 2013.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2014 and 2013, giving effect to the Partnership’s acquisition and financing of the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen and the Dan Cisne as if these acquisitions had taken place on January 1, 2013. The Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen and the Dan Cisne were delivered January 2, 2013, August 5, 2013, November 4, 2013 and September 14, 2011, respectively.

(U.S. Dollars in thousands)	Unaudited 2014	Unaudited 2013
Revenue	$145,524	$106,616
Net income	36,621	23,209

Included in the pro forma adjustments are depreciation related to the purchase price allocation performed on the acquired identifiable assets as if the acquisitions had taken place on January 1, 2013. In addition, the pro forma adjustments include finance expenses related to the increased borrowings as if the acquisitions had taken place from date of delivery of the vessels.